FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 1,693,260	$ 1,505,673
The carrying value of long-term debt, excluding unamortized deferred financing costs	$ 1,600,129	$ 1,450,128